Vessels and other equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance, Historical Cost	$ 716,680	$ 716,672
Additions	3,062	8
Ending Balance, Historical Cost	719,742	716,680
Depreciation for the year	(20,393)	(20,819)
Accumulated depreciation	(117,453)	(97,060)
Vessel, net	602,289	619,620
Vessel [Member]
Beginning Balance, Historical Cost	706,906	706,898
Additions		8
Ending Balance, Historical Cost	706,906	706,906
Depreciation for the year	(19,399)	(19,398)
Accumulated depreciation	(109,061)	(89,662)
Vessel, net	597,845	617,244
Dry Docking [Member]
Beginning Balance, Historical Cost	9,774	9,774
Additions	3,062	0
Ending Balance, Historical Cost	12,836	9,774
Depreciation for the year	(994)	(1,421)
Accumulated depreciation	(8,392)	(7,398)
Vessel, net	$ 4,444	$ 2,376